DISCONTINUED OPERATION (Schedule of Assets and Liabilities of Disposal Group are Classified as Held for Sale) (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Current assets:
Total assets of the disposal group classified as held for sale in the Consolidated Balance Sheets		$ 16,624,878	$ 23,783,163
Current liabilities:
Total liabilities of the disposal group classified as held for sale in the Consolidated Balance Sheets		2,139,528	3,528,936
Vision China Media Groups Subway Mobile TV Advertising Business [Member]
Current assets:
Cash and cash equivalents		127,712	17,818
Accounts receivable, net of allowance for doubtful accounts of $1,690,317 and $512,517 as of December 2014 and 2015, respectively		11,540,775	18,940,000
Amount due from a related party (Note)	[1]	250,677	308,276
Prepaid expenses and other current assets		3,353,056	2,286,387
Fixed assets, net		1,188,040	2,077,022
Investment under equity method		164,618	153,660
Total assets of the disposal group classified as held for sale in the Consolidated Balance Sheets		16,624,878	23,783,163
Current liabilities:
Accounts payable		855,909	2,509,420
Accrued expenses and other current liabilities		1,283,619	1,019,516
Total liabilities of the disposal group classified as held for sale in the Consolidated Balance Sheets		2,139,528	3,528,936
Allowance for doubtful accounts		$ 512,517	$ 1,690,317

[1]	The amount due from a related party is non-interest bearing and repayable on demand.